Fair Value Measurement	12 Months Ended
May 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis

The Group measured its financial assets and liabilities primarily including available-for-sale investments at fair value on a recurring basis as of May 31, 2017 and 2018.

As of May 31, 2017 and 2018, the available-for-sale investments recorded in long-term investments include redeemable preferred shares, convertible note, common shares of three listed companies and Assets Management Plan (Refer to Note 13). Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of May 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available-for-sales investments:
Common shares	36,406	—	—	36,406
Redeemable preferred shares	—	30,669	123,029	153,698
Assets Management Plan	—	7,486	—	7,486

Total	36,406	38,155	123,029	197,590

	As of May 31, 2018
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available-for-sales investments:
Common shares	153,294	—	—	153,294
Redeemable preferred shares and convertible note	—	90,168	133,897	224,065
Assets Management Plan	—	8,336	—	8,336

Total	153,294	98,504	133,897	385,695

The long-term investments accounted for as available-for-sale investments on a recurring basis are as follows:

Available-for-sale investments
US$
Balance as of June 1, 2016	163,804
Purchase	19,893
Changes in fair value	22,521
Impairment amount	(2,876)
Foreign exchange difference	(5,752)

Balance as of May 31, 2017	197,590

Purchase	62,980
Disposal	(25,308)
Changes in fair value	129,545
Impairment amount	(138)
Foreign exchange difference	21,026

Balance as of May 31, 2018	385,695

The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investee in the active market and has classified it as level 1 measurement.

The Company measured the fair value of its investment in convertible note and Assets Management Plan based on the respective principal and expected returns and has classified those as level 2 measurement.

For redeemable preferred shares do not have a quoted market rate, the Company measured their fair value based on recent transactions or based on the market approach or income approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement. When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to the Initial Public Offering as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

The Group did not have any transfers between level 1 and level 2 fair value measurements during the periods presented. During the year ended May 31, 2017, the Group transferred several redeemable preferred shares from level 2 to level 3 for a total of US$31,505 as the Group changed its fair value measurements for those investees. Specifically, the Group changed its measurement method from recent transactions to a market approach or income approach described in the previous paragraph to determine the investment’s fair value as no recent transactions were available as of May 31, 2017. During the year ended May 31, 2018, the Group transferred one redeemable preferred share from level 3 to level 1 for a total of US$32, 644.

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale investments
US$
Balance as of June 1, 2016	69,873
Transfer from level 2 fair value measurements	31,505
Initial recognition	—
Unrealized gain	21,651

Balance as of May 31, 2017	123,029

Transfer to level 1 fair value measurements	(32,644)
Initial recognition	—
Unrealized gain	43,512

Balance as of May 31, 2018	133,897

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized.

The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to intangible assets acquired for the years ended May 31, 2016, 2017 and 2018. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group measures cost method investments and equity method investments at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.